Long-term debt (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Jan. 31, 2019	Sep. 30, 2013
Debt Instrument [Line Items]
Long-term Line of Credit		$ 39,292	$ 51,832
Debt Instrument, Covenant Description		The Partnership must maintain o Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of 25% of total assets, and $150 million o Consolidated working capital (current assets, excluding intercompany receivables and marked-to-market value of any financial derivative, less current liabilities, excluding intercompany payables, marked-to-market value of any financial derivative and the current portion of long-term debt) shall at all time be greater than zero o Minimum liquidity (cash and cash equivalents and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $15 million, and $2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorate for partial ownership), subject to a cap of $20 million o A ratio of combined EBITDA for the Vessel Owners to debt service (principal repayments, guarantee commission, commitment fees and interest expense) for the preceding twelve months of a minimum of 115%
Debt Related Commitment Fees and Debt Issuance Costs		$ 37	$ 977	$ 1,175
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate Terms			4.0
Loan Covenant, Security Maintenance Percentage to Loans Outstanding		125.00%
Subsequent Event [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385,000					$ 385,000
Hoegh LNG [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description		Hoegh LNG must maintain Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of $200 million, and 25% of total assets Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor's and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $20 million, 5% of total consolidated indebtedness provided on a recourse basis, and Any amount specified to be a minimum liquidity requirement under any legal obligation.
Hoegh LNG Partners LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description		The Partnership must maintain o Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of $150 million, and 25% of total assets o Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor's and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of $15 million, and $3 million multiplied by the number of vessels owned or leased by the Partnership
Borrowers [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description		Each Borrower must maintain o Current assets greater than current liabilities as defined in the agreements, and o A ratio of EBITDA to debt service (principal repayments, guarantee commission and interest expense) of a minimum of 115%
Hegh Grace [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.88%
Lampung Facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate		5.90%	4.90%
Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		4.50%	3.80%
Hoegh Grace entities [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		4.50%	3.70%
Term Loan Facility [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt							$ 299,000
Export credit tranche [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		$ 9,500
Export credit tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		The interest rate for the export credit tranche is LIBOR plus a margin of 2.3%.
Line of Credit Facility, Frequency of Payments		The export credit tranche is repayable in quarterly installments over 12 years
Debt Instrument, Basis Spread on Variable Rate					2.30%
Export credit tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		$ 26,600
Debt Instrument, Interest Rate, Stated Percentage		4.18%
Export credit tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		$ 24,000
Debt Instrument, Interest Rate, Stated Percentage		4.07%
FSRU tranche [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin of 2.30%
Line of Credit Facility, Frequency of Payments	The commercial tranche is repayable quarterly with a final balloon payment of $136.1
Debt Instrument, Basis Spread on Variable Rate	2.30%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	1.60%
FSRU tranche [Member] | Hegh Gallant [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.98%
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		The FSRU tranche has an interest rate of LIBOR plus a margin of 3.4%
Line of Credit Facility, Frequency of Payments		The FSRU tranche is repayable quarterly over 7 years
Debt Instrument, Basis Spread on Variable Rate					3.40%
Debt Related Commitment Fees and Debt Issuance Costs					$ 16,500
Secured Debt [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description		The primary financial covenants under the Lampung facility are as follows: Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche and on each quarterly repayment date thereafter; Guarantor's book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and Guarantor's free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.
Commercial tranche [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate		4.70%	4.00%
Debt Instrument, Interest Rate Terms		LIBOR plus a margin of 2.7%
Commercial tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 106,500
Commercial tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 123,000
Debt Instrument, Interest Rate Terms		4.0
Secured Term Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 320,000
Revolving Credit Facility 385 million [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 63,000